Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule on Impact of ASC 842 on Consolidated Balance Sheets

The impact of ASC 842 on the consolidated balance sheets as of December 31, 2019, 2020 and 2021 was as follows:

	December 31,	December 31,
	2020	2021
	RMB	RMB
Operating leases:
Right-of-use assets	41,779,086	42,417,409
Lease liabilities-current	16,972,187	17,351,427
Lease liabilities-non-current	24,005,765	23,365,840

Summary of Other Information Related to Leases

Other information related to leases is presented below:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	12,850,734	20,376,826	21,478,066
Lease liability arising from obtaining Right-of-use assets	8,696,875	33,360,187	16,132,735
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition	32,089,416	—	—

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases

Maturities of lease liabilities under non-cancellable leases as of December 31, 2021 are as follows:

Operating leases
RMB
2022	17,906,850
2023	12,613,075
2024	7,999,320
2025	5,725,631
2026	776,818
Thereafter	—
Total undiscounted lease payments	45,021,694
Less: Imputed interest	(4,304,427)
Total lease liabilities	40,717,267
Amounts due within 12 months	17,351,427
Non-current lease liability	23,365,840